Expense Example - FidelitySeriesValueDiscoveryFund-PRO - FidelitySeriesValueDiscoveryFund-PRO - Fidelity Series Value Discovery Fund - Fidelity Series Value Discovery Fund	Apr. 01, 2023 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none